Costs - Additional information (Details) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
	Aug. 13, 2017	Dec. 31, 2019 EUR (€) EquityInstruments € / shares	Dec. 31, 2018 EUR (€) EquityInstruments € / shares	Dec. 31, 2017 EUR (€) EquityInstruments € / shares	Apr. 13, 2017 item shares
Costs
Geological and geophysical costs of exploration activities		€ 275,000	€ 287,000	€ 273,000
Minimum operating lease payments recognised as expense			872,000	1,022,000
Research and development costs		194,000	197,000	185,000
Royalty expense		1,183,000	1,043,000	674,000
Net provisions for contingencies		858,000	1,120,000	886,000
Provisions for redundancy incentives expense		45,000	37,000	18,000
Defined contribution plans expense		99,000	95,000	90,000
Directors' remuneration expense		9,200	9,600	14,500
Statutory auditors remuneration expense		€ 613	€ 604	€ 760
Long-Term Monetary Incentive Plan 2017 - 2019
Costs
Number of annual awards | item					3
Vesting period	3 years
Number of performance parameters | item					2
Lock-up clause percentage					50.00%
Lock-up clause term	1 year
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments		1,759,273	1,517,975	1,719,061
Weighted average fair value of awarded shares | € / shares		€ 9.88	€ 11.73	€ 7.99
Weighted average share price at grant date | € / shares		€ 13.714	€ 14.246	€ 13.81
Expected dividend as percentage		6.10%	5.80%	5.80%
Expected volatility		19.00%	20.00%	25.00%
Expense from share-based payment transactions with employees		€ 9,000	€ 5,000	€ 400
Long-Term Monetary Incentive Plan 2017 - 2019 | Minimum
Costs
Percentage of shares that will vest after vesting period					0.00%
Long-Term Monetary Incentive Plan 2017 - 2019 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares					11
Percentage of shares that will vest after vesting period					180.00%
Provisions for litigations
Costs
Net provisions for contingencies		60,000	101,000	375,000
Environmental liabilities
Costs
Net provisions for contingencies		€ 329,000	€ 266,000	€ 200,000